Inventories - Summary Of Detailed Information Of Inventories Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detail Inventories Explanatory [Abstract]
Spare parts and accessories	$ 168,302	$ 137,212	$ 109,964
Miscellaneous supplies	15,048	12,599	12,039
Total	183,350	149,811	122,003
Impairment	(8,996)	(10,090)	(13,545)
Inventories	$ 174,354	$ 139,721	$ 108,458